Financial Risk Management - Contractual Maturity for Non-derivative Financial Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	$ 30,793.2	$ 22,629.8
On demand
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	20,687.9	15,139.2
Less than 3 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	9,509.4	6,526.8
3 to 12 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	181.1	786.1
1 to 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	404.7	176.3
More than 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	10.1	1.4
Treasury instruments
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	541.5	655.8
Treasury instruments | On demand
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	125.6
Treasury instruments | Less than 3 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	130.2	153.4
Treasury instruments | 3 to 12 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	277.2
Treasury instruments | 1 to 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	403.0	99.6
Treasury instruments | More than 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	8.3	0.0
Treasury instruments (pledged) and assets held under agreements to sell (repledged)
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	3,496.8	2,912.9
Treasury instruments (pledged) and assets held under agreements to sell (repledged) | On demand
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Treasury instruments (pledged) and assets held under agreements to sell (repledged) | Less than 3 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	3,496.8	2,485.2
Treasury instruments (pledged) and assets held under agreements to sell (repledged) | 3 to 12 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	402.2
Treasury instruments (pledged) and assets held under agreements to sell (repledged) | 1 to 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	25.5
Treasury instruments (pledged) and assets held under agreements to sell (repledged) | More than 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Fixed income securities
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	98.4	87.7
Fixed income securities | On demand
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	96.4	75.2
Fixed income securities | Less than 3 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	12.5
Fixed income securities | 3 to 12 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	2.0	0.0
Fixed income securities | 1 to 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Fixed income securities | More than 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Equity instruments
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	6,924.1	4,678.0
Equity instruments | On demand
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	6,924.1	4,464.3
Equity instruments | Less than 3 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	213.7
Equity instruments | 3 to 12 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Equity instruments | 1 to 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Equity instruments | More than 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Stock borrowing
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	2,858.2	1,781.6
Stock borrowing | On demand
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	2,858.2	1,577.9
Stock borrowing | Less than 3 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	203.7
Stock borrowing | 3 to 12 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Stock borrowing | 1 to 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Stock borrowing | More than 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Reverse repurchase agreements
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	3,117.1	2,490.4
Reverse repurchase agreements | On demand
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	213.0
Reverse repurchase agreements | Less than 3 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	3,117.1	2,277.4
Reverse repurchase agreements | 3 to 12 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Reverse repurchase agreements | 1 to 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Reverse repurchase agreements | More than 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Amounts due from exchanges, clearing houses and other counterparties
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	4,311.3	3,124.0
Amounts due from exchanges, clearing houses and other counterparties | On demand
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	4,311.3	3,124.0
Amounts due from exchanges, clearing houses and other counterparties | Less than 3 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Amounts due from exchanges, clearing houses and other counterparties | 3 to 12 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Amounts due from exchanges, clearing houses and other counterparties | 1 to 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Amounts due from exchanges, clearing houses and other counterparties | More than 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Amounts due from Prime Brokers
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	313.9	101.5
Amounts due from Prime Brokers | On demand
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	313.9	101.5
Amounts due from Prime Brokers | Less than 3 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Amounts due from Prime Brokers | 3 to 12 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Amounts due from Prime Brokers | 1 to 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Amounts due from Prime Brokers | More than 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Amounts receivable from clients
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	3,085.7	2,737.1
Amounts receivable from clients | On demand
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	3,085.7	2,737.1
Amounts receivable from clients | Less than 3 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Amounts receivable from clients | 3 to 12 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Amounts receivable from clients | 1 to 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Amounts receivable from clients | More than 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Settlement balances
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	2,045.2	593.8
Settlement balances | On demand
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Settlement balances | Less than 3 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	2,045.2	593.8
Settlement balances | 3 to 12 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Settlement balances | 1 to 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Settlement balances | More than 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Trade debtors
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	367.4	283.5
Trade debtors | On demand
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	92.2	60.6
Trade debtors | Less than 3 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	263.8	120.9
Trade debtors | 3 to 12 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	10.9	99.9
Trade debtors | 1 to 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.5	2.1
Trade debtors | More than 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Default funds and deposits
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	419.4	474.1
Default funds and deposits | On demand
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	6.9
Default funds and deposits | Less than 3 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	419.4	416.4
Default funds and deposits | 3 to 12 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	4.9
Default funds and deposits | 1 to 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	45.9
Default funds and deposits | More than 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Loans receivable
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	283.2	89.8
Loans receivable | On demand
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	102.8	63.7
Loans receivable | Less than 3 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	13.8	25.7
Loans receivable | 3 to 12 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	166.6	0.4
Loans receivable | 1 to 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Loans receivable | More than 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Other debtors
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	49.8	63.0
Other debtors | On demand
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	22.1	32.8
Other debtors | Less than 3 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	23.1	24.1
Other debtors | 3 to 12 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	1.6	1.5
Other debtors | 1 to 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	1.2	3.2
Other debtors | More than 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	1.8	1.4
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	2,881.2	2,556.6
Cash and cash equivalents | On demand
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	2,881.2	2,556.6
Cash and cash equivalents | Less than 3 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Cash and cash equivalents | 3 to 12 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Cash and cash equivalents | 1 to 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Cash and cash equivalents | More than 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	$ 0.0	$ 0.0